Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022	Dec. 31, 2021
Definite lived intangible assets:
Gross Carrying Amount	$ 842,835			$ 842,835
Accumulated Amortization	(112,674)			(91,785)	$ (6,961)
Net Carrying Amount	730,161			751,050
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, gross (excluding goodwill)				842,835	842,800
Intangible assets, net	730,161			751,050	835,839
Amortization of intangible assets	20,900	$ 21,200	$ 7,000	84,800
Customer relationships
Definite lived intangible assets:
Gross Carrying Amount	684,000			684,000	684,000
Accumulated Amortization	(91,200)			(74,100)	(5,700)
Net Carrying Amount	592,800			609,900	678,300
Trademarks
Definite lived intangible assets:
Gross Carrying Amount	148,635			148,635	148,600
Accumulated Amortization	(20,255)			(16,704)	(1,230)
Net Carrying Amount	128,380			131,931	147,370
Payor contracts
Definite lived intangible assets:
Gross Carrying Amount	4,700			4,700
Accumulated Amortization	(588)			(470)
Net Carrying Amount	4,112			4,230
Provider network
Definite lived intangible assets:
Gross Carrying Amount	4,800			4,800	4,800
Accumulated Amortization	(631)			(511)	(31)
Net Carrying Amount	4,169			4,289	$ 4,769
Medical License
Definite lived intangible assets:
Gross Carrying Amount				700
Net Carrying Amount	700			$ 700
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, gross (excluding goodwill)	$ 700